Personnel expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Wages and salaries	R$ 7,241,613	R$ 7,087,141	R$ 6,640,403
Social security costs	1,712,591	1,692,382	1,654,056
Benefits	1,771,477	1,753,478	1,659,195
Defined benefit pension plans (note 21)	5,841	6,280	3,867
Contributions to defined contribution pension plans	240,368	215,685	180,926
Share-based compensation	211,800	294,088	163,695
Training	66,584	68,043	61,686
Other personnel expenses	449,072	480,899	450,098
Total	R$ 11,699,346	R$ 11,597,996	R$ 10,813,926